New World Fund®
Investment portfolio
July 31, 2024
unaudited

Common stocks 90.89% Financials 16.23%	Shares	Value (000)
Nu Holdings, Ltd., Class A1	56,091,355	$680,388
Banco Bilbao Vizcaya Argentaria, SA	57,502,306	604,278
AIA Group, Ltd.	79,476,155	529,695
PB Fintech, Ltd.[1,2]	28,905,984	503,378
Capitec Bank Holdings, Ltd.	3,114,981	484,914
Bank Mandiri (Persero) Tbk PT	1,141,168,411	451,643
Bank Central Asia Tbk PT	706,842,700	448,733
Mastercard, Inc., Class A	902,936	418,700
Kotak Mahindra Bank, Ltd.	16,545,808	358,826
HDFC Bank, Ltd.	18,263,629	351,708
XP, Inc., Class A	16,399,888	280,602
Cholamandalam Investment and Finance Co., Ltd.	15,950,976	270,942
Ping An Insurance (Group) Company of China, Ltd., Class H	60,593,500	262,405
Visa, Inc., Class A	954,367	253,547
Axis Bank, Ltd.	18,149,874	253,495
AU Small Finance Bank, Ltd.	28,669,552	221,792
Eurobank Ergasias Services and Holdings SA	93,205,464	213,495
Shriram Finance, Ltd.	5,621,969	197,514
B3 SA - Brasil, Bolsa, Balcao	96,751,519	185,595
ICICI Bank, Ltd. (ADR)	2,998,731	87,293
ICICI Bank, Ltd.	5,348,760	77,882
S&P Global, Inc.	308,793	149,681
Discovery, Ltd.	17,642,482	138,154
Power Finance Corp., Ltd.	19,970,893	132,731
Bank of the Philippine Islands	60,674,985	126,119
Bajaj Finserv, Ltd.	6,158,519	121,779
Bajaj Finance, Ltd.	1,480,400	120,719
Canara Bank	85,350,880	117,345
National Bank of Greece SA	13,311,929	116,990
Grupo Financiero Banorte, SAB de CV, Series O	14,889,537	111,574
Hong Kong Exchanges and Clearing, Ltd.	3,461,700	102,079
Erste Group Bank AG	1,921,900	99,760
Aon PLC, Class A	292,156	95,976
Commercial International Bank - Egypt (CIB) SAE (GDR)	40,760,109	67,170
Commercial International Bank - Egypt (CIB) SAE	11,776,605	20,199
REC, Ltd.	11,048,568	85,489
HSBC Holdings PLC (GBP denominated)	8,667,906	78,404
Alpha Services and Holdings SA	37,673,000	69,583
BDO Unibank, Inc.	28,097,320	65,676
Banco BTG Pactual SA, units	11,132,478	64,183
Edenred SA	1,490,498	61,956
Kaspi.kz JSC (ADR)	475,705	61,903
Brookfield Corp., Class A	1,218,800	59,416
Bank of Baroda	18,452,271	55,902
DBS Group Holdings, Ltd.	2,023,181	55,474
Moody’s Corp.	118,550	54,116
New World Fund — Page 1 of 19

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
China Merchants Bank Co., Ltd., Class H	12,973,000	$53,656
Bank Rakyat Indonesia (Persero) Tbk PT	170,553,900	49,196
Max Financial Services, Ltd.[1]	3,260,000	43,433
Akbank TAS	22,632,931	42,266
BNP Paribas SA	612,734	41,969
China Construction Bank Corp., Class H	55,813,877	38,905
Emirates NBD Bank PJSC	6,660,257	34,669
Prudential PLC	3,585,000	32,010
Jio Financial Services, Ltd.[1]	6,003,420	23,657
Bank of Ningbo Co., Ltd., Class A	7,434,120	22,081
Haci Ömer Sabanci Holding AS	6,912,547	20,738
Société Générale	598,543	15,493
TISCO Financial Group PCL, foreign registered shares	1,782,000	4,635
Sberbank of Russia PJSC[3]	38,486,552	— [4]
Moscow Exchange MICEX-RTS PJSC[3]	5,963,587	— [4]
		9,791,911
Information technology 15.54%
Taiwan Semiconductor Manufacturing Co., Ltd.	74,147,816	2,131,316
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	150,200	24,903
Microsoft Corp.	3,631,369	1,519,183
NVIDIA Corp.	7,294,558	853,609
Broadcom, Inc.	4,939,480	793,676
ASML Holding NV	597,290	548,672
Samsung Electronics Co., Ltd.	6,773,500	416,464
Keyence Corp.	759,300	330,318
Synopsys, Inc.[1]	566,856	316,487
SAP SE	1,380,912	291,354
SAP SE (ADR)[5]	83,800	17,732
SK hynix, Inc.	1,908,532	277,029
Capgemini SE	1,103,471	219,001
Apple, Inc.	929,951	206,524
ASM International NV	255,167	175,965
Coforge, Ltd.	2,112,508	159,327
Tokyo Electron, Ltd.	753,000	152,040
MediaTek, Inc.	3,056,130	115,833
Tata Consultancy Services, Ltd.	1,722,507	90,460
Disco Corp.	272,500	89,153
E Ink Holdings, Inc.	10,120,000	83,052
eMemory Technology, Inc.	1,108,000	79,052
Applied Materials, Inc.	371,416	78,814
TDK Corp.	1,066,900	74,307
Globant SA1	352,506	68,636
Advantech Co., Ltd.	4,521,000	48,046
Wolfspeed, Inc.[1,5]	1,887,288	35,575
Micron Technology, Inc.	244,341	26,834
Oracle Corp.	165,382	23,063
NICE, Ltd. (ADR)[1,5]	124,995	22,624
EPAM Systems, Inc.[1]	102,765	22,108
Intel Corp.	703,903	21,638
Accenture PLC, Class A	54,543	18,033
Hamamatsu Photonics KK	580,900	16,746
New World Fund — Page 2 of 19

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Lasertec Corp.[5]	84,480	$14,973
Canva, Inc.[1,3,6]	10,572	11,277
		9,373,824
Industrials 11.19%
Airbus SE, non-registered shares	4,848,901	732,233
International Container Terminal Services, Inc.	83,802,870	509,757
Safran SA	2,249,470	493,274
Techtronic Industries Co., Ltd.	25,781,000	333,497
Rumo SA	75,382,736	295,206
Larsen & Toubro, Ltd.	5,982,780	273,892
Copa Holdings, SA, Class A	2,776,000	246,370
Rolls-Royce Holdings PLC[1]	40,087,296	231,248
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	12,524,067	199,816
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	158,266	25,321
Carrier Global Corp.	2,760,919	188,046
Daikin Industries, Ltd.	1,294,600	187,494
Shenzhen Inovance Technology Co., Ltd., Class A	28,893,903	186,270
Airports of Thailand PCL, foreign registered shares	110,994,700	176,461
General Electric Co.	1,036,436	176,401
TransDigm Group, Inc.	132,060	170,915
Mitsui & Co., Ltd.	6,268,000	146,212
BAE Systems PLC	8,725,852	145,664
Schneider Electric SE	478,683	115,169
Boeing Co.[1]	589,592	112,376
SMC Corp.	223,900	109,447
Siemens AG	590,381	108,220
Contemporary Amperex Technology Co., Ltd., Class A	4,047,121	104,029
Caterpillar, Inc.	282,000	97,628
ZTO Express (Cayman), Inc., Class A (ADR)	4,715,667	89,362
Wizz Air Holdings PLC[1]	3,622,914	88,927
IMCD NV	617,841	88,910
DSV A/S	467,960	85,844
CCR SA, ordinary nominative shares	36,743,892	80,424
Thales SA	492,906	78,206
Grab Holdings, Ltd., Class A1	22,873,177	75,482
InPost SA1	4,036,644	69,990
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,793,539	68,288
Ayala Corp.	6,281,260	63,234
Interpump Group SpA	1,419,037	61,503
MISUMI Group, Inc.	2,985,889	54,998
Bureau Veritas SA	1,743,229	54,601
Weichai Power Co., Ltd., Class H	17,040,000	27,309
Weichai Power Co., Ltd., Class A	13,993,248	26,612
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	21,211,202	53,483
SM Investments Corp.	3,403,750	53,090
Leonardo SpA	1,972,447	46,940
Ingersoll-Rand, Inc.	409,595	41,123
GT Capital Holdings, Inc.	3,630,870	36,757
Shanghai International Airport Co., Ltd., Class A	6,503,525	31,036
Hitachi, Ltd.	1,209,780	26,146
Epiroc AB, Class B	1,249,425	20,951
Centre Testing International Group Co., Ltd.	11,813,222	18,675
Embraer SA1	2,391,200	18,521
New World Fund — Page 3 of 19

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Legrand SA	142,852	$15,406
Haitian International Holdings, Ltd.	3,351,000	9,687
		6,750,451
Consumer discretionary 10.56%
MercadoLibre, Inc.[1]	606,055	1,011,445
LVMH Moët Hennessy-Louis Vuitton SE	829,002	584,290
Trip.com Group, Ltd. (ADR)[1]	10,840,969	461,066
Midea Group Co., Ltd., Class A	39,172,402	344,992
Eicher Motors, Ltd.	5,290,346	314,320
Meituan, Class B1	21,884,100	302,714
adidas AG	999,580	250,079
Galaxy Entertainment Group, Ltd.	55,773,000	232,917
Compagnie Financière Richemont SA, Class A	1,289,616	196,428
BYD Co., Ltd., Class A	2,977,992	101,527
BYD Co., Ltd., Class H	3,149,000	92,922
TVS Motor Co., Ltd.	5,824,477	176,552
Maruti Suzuki India, Ltd.	1,071,899	168,337
Jumbo SA	6,179,223	165,759
Titan Co., Ltd.	3,676,360	152,281
H World Group, Ltd. (ADR)	4,246,560	127,397
H World Group, Ltd.	789,900	2,365
YUM! Brands, Inc.	934,032	124,067
Shenzhou International Group Holdings, Ltd.	13,545,400	115,521
Ferrari NV (EUR denominated)	259,236	106,657
Evolution AB	1,085,047	104,711
Tesla, Inc.[1]	442,706	102,739
Alibaba Group Holding, Ltd. (ADR)	674,946	53,219
Alibaba Group Holding, Ltd.	2,912,000	28,685
Naspers, Ltd., Class N	414,880	80,215
Sands China, Ltd.[1]	38,819,000	72,311
Amadeus IT Group SA, Class A, non-registered shares	1,040,241	68,397
Mahindra & Mahindra, Ltd.	1,868,966	65,092
Booking Holdings, Inc.	16,777	62,327
Stellantis NV	3,170,851	52,801
Industria de Diseño Textil, SA	983,078	47,636
China Tourism Group Duty Free Corp., Ltd., Class H5	6,712,640	47,528
Suzuki Motor Corp.	3,868,400	44,946
Kering SA	134,993	41,510
Hilton Worldwide Holdings, Inc.	188,265	40,415
Li Ning Co., Ltd.	21,484,000	40,117
Hermès International	17,561	38,359
Airbnb, Inc., Class A1	263,665	36,797
Tube Investments of India, Ltd.	702,883	34,908
Magazine Luiza SA1	17,578,670	34,404
Bharat Forge, Ltd.	1,549,931	32,291
General Motors Co.	693,940	30,755
Aptiv PLC[1]	424,859	29,481
NIKE, Inc., Class B	342,000	25,602
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,994,697	22,810
Shangri-La Asia, Ltd.	32,362,000	22,618
Renault SA	462,500	22,386
Inchcape PLC	1,815,116	19,699
Zhongsheng Group Holdings, Ltd.	8,325,550	13,068
New World Fund — Page 4 of 19

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Cyrela Brazil Realty SA, ordinary nominative shares	3,354,724	$11,560
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,060,692	11,397
		6,370,420
Health care 9.91%
Novo Nordisk AS, Class B	9,701,615	1,285,498
Eli Lilly and Co.	860,341	691,947
Max Healthcare Institute, Ltd.[2]	59,993,625	662,958
AstraZeneca PLC	3,468,624	549,935
Thermo Fisher Scientific, Inc.	824,670	505,803
BeiGene, Ltd. (ADR)[1]	1,155,057	192,409
BeiGene, Ltd.[1]	693,600	8,839
Laurus Labs, Ltd.[2]	35,030,409	194,527
Innovent Biologics, Inc.[1]	34,310,291	170,483
Jiangsu Hengrui Medicine Co., Ltd., Class A	27,993,446	163,502
Abbott Laboratories	1,532,609	162,365
Danaher Corp.	570,233	158,000
Rede D’Or Sao Luiz SA	30,452,589	148,544
EssilorLuxottica SA	533,018	121,690
Aspen Pharmacare Holdings, Ltd.	7,463,882	103,283
Revvity, Inc.	800,621	100,566
WuXi AppTec Co., Ltd., Class H5	14,433,283	59,320
WuXi AppTec Co., Ltd., Class A	2,907,577	17,142
Mankind Pharma, Ltd.[1]	2,804,820	68,140
Hypera SA, ordinary nominative shares	12,339,084	62,828
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,726,481	61,183
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	2,979,500	51,933
Zai Lab, Ltd. (ADR)[1,5]	2,659,797	50,616
OdontoPrev SA	24,789,972	49,614
Legend Biotech Corp. (ADR)[1]	800,114	45,118
Zoetis, Inc., Class A	216,700	39,015
Alcon, Inc.	385,670	36,486
Siemens Healthineers AG	577,100	30,983
Align Technology, Inc.[1]	127,706	29,613
Illumina, Inc.[1]	240,328	29,464
Mettler-Toledo International, Inc.[1]	17,309	26,328
Lupin, Ltd.	1,029,450	23,555
Medtronic PLC	268,000	21,526
Asahi Intecc Co., Ltd.	1,330,200	21,246
Straumann Holding AG	101,536	13,105
Angelalign Technology, Inc.[5]	1,530,000	10,519
WuXi Biologics (Cayman), Inc.[1]	4,766,000	6,975
Shandong Pharmaceutical Glass Co., Ltd., Class A	862,513	2,899
CanSino Biologics, Inc., Class H1,5	832,000	2,012
		5,979,969
Communication services 8.67%
Tencent Holdings, Ltd.	28,538,240	1,317,658
Alphabet, Inc., Class A	2,757,614	473,041
Alphabet, Inc., Class C	2,472,573	428,126
Meta Platforms, Inc., Class A	1,676,336	795,975
Bharti Airtel, Ltd.	37,135,304	664,359
Bharti Airtel, Ltd., interim shares	1,085,032	14,118
NetEase, Inc.	17,890,900	329,734
NetEase, Inc. (ADR)	402,647	37,088
New World Fund — Page 5 of 19

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
MTN Group, Ltd.	47,762,432	$207,440
América Móvil, SAB de CV, Class B (ADR)	9,093,308	152,040
Telefónica, SA, non-registered shares[5]	30,129,668	136,222
Netflix, Inc.[1]	175,417	110,223
Telkom Indonesia (Persero) Tbk PT, Class B	602,392,800	106,972
Indus Towers, Ltd.[1]	19,414,447	100,533
Singapore Telecommunications, Ltd.	31,724,000	73,050
Vodafone Group PLC	67,462,979	62,927
Tencent Music Entertainment Group, Class A (ADR)	3,324,289	47,138
Informa PLC	3,210,083	35,920
TIM SA	10,489,043	32,434
Vodafone Idea, Ltd.[1]	150,844,699	29,483
JCDecaux SE1	1,239,700	25,796
Intouch Holdings PCL, foreign registered	9,463,700	21,904
Sea Ltd., Class A (ADR)[1]	310,896	20,426
Saudi Telecom Co., non-registered shares	702,602	7,212
		5,229,819
Consumer staples 7.03%
Kweichow Moutai Co., Ltd., Class A	3,340,772	655,923
ITC, Ltd.	77,325,738	458,529
Varun Beverages, Ltd.	16,118,672	305,188
Nestlé SA	2,305,945	234,078
Arca Continental, SAB de CV	18,852,228	185,517
JBS SA1	28,083,188	167,422
Monster Beverage Corp.[1]	3,249,968	167,211
Ajinomoto Co., Inc.	3,919,000	161,850
Bunge Global SA	1,526,000	160,581
Avenue Supermarts, Ltd.[1]	2,524,102	148,821
Constellation Brands, Inc., Class A	595,668	146,034
British American Tobacco PLC	3,674,494	130,342
Carlsberg A/S, Class B	1,074,243	129,889
Shoprite Holdings, Ltd.	7,008,140	117,121
Kao Corp.[5]	2,560,460	112,483
KT&G Corp.	1,531,012	103,773
Dino Polska SA, non-registered shares[1,5]	1,154,647	102,462
Anheuser-Busch InBev SA/NV	1,562,971	92,882
Budweiser Brewing Co., APAC, Ltd.	70,052,800	84,731
United Spirits, Ltd.	4,325,033	73,084
Pernod Ricard SA	500,893	67,082
Uni-Charm Corp.	1,848,100	61,851
Philip Morris International, Inc.	488,890	56,301
Tsingtao Brewery Co., Ltd., Class H	8,059,813	51,536
Dabur India, Ltd.	5,306,400	40,354
L’Oréal SA, non-registered shares	93,065	40,300
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates[5]	21,001,800	37,357
Danone SA	511,049	33,252
WH Group, Ltd.	49,409,500	32,190
JD Health International, Inc.[1]	11,103,550	30,535
Barry Callebaut AG (Switzerland)	11,052	17,825
Wuliangye Yibin Co., Ltd., Class A	787,086	13,779
Mondelez International, Inc., Class A	189,227	12,934
Reckitt Benckiser Group PLC	188,372	10,110
		4,243,327
New World Fund — Page 6 of 19

unaudited
Common stocks (continued) Materials 6.21%	Shares	Value (000)
Freeport-McMoRan, Inc.	11,604,839	$526,976
First Quantum Minerals, Ltd.	41,013,630	502,032
Linde PLC	813,244	368,806
Vale SA, ordinary nominative shares	12,503,392	136,238
Vale SA (ADR), ordinary nominative shares	8,181,117	88,765
APL Apollo Tubes, Ltd.	10,507,405	187,357
Barrick Gold Corp.	9,386,214	173,739
Jindal Steel & Power, Ltd.	13,068,837	154,462
Amcor PLC (CDI)	14,241,464	151,227
Sika AG	490,056	148,756
Glencore PLC	26,307,355	145,645
Grupo México, SAB de CV, Series B	25,382,717	143,051
Shin-Etsu Chemical Co., Ltd.	2,418,400	108,053
Givaudan SA	21,422	105,037
Zijin Mining Group Co., Ltd., Class H5	49,978,000	102,163
Albemarle Corp.	1,064,809	99,741
Southern Copper Corp.	817,935	87,200
Tata Steel, Ltd.	40,000,000	79,238
Nutrien, Ltd. (CAD denominated)	1,192,974	61,185
Anhui Conch Cement Co., Ltd., Class H	19,980,000	48,782
Gerdau SA (ADR)	14,581,405	47,244
Asian Paints, Ltd.	1,205,674	44,515
Loma Negra Compania Industrial Argentina SA (ADR)[1,2]	6,442,242	41,617
DSM-Firmenich AG	278,000	35,520
Fresnillo PLC	4,590,946	34,650
Arkema SA	373,575	33,718
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	3,909,835	25,101
BASF SE	534,774	24,938
Akzo Nobel NV	392,741	24,215
Antofagasta PLC	780,109	20,162
Alrosa PJSC[3]	15,128,747	— [4]
		3,750,133
Energy 2.70%
TotalEnergies SE	7,148,085	482,081
Reliance Industries, Ltd.	12,416,560	448,710
New Fortress Energy, Inc., Class A5	5,101,254	100,699
Exxon Mobil Corp.	840,400	99,663
Cheniere Energy, Inc.	501,000	91,503
Schlumberger NV	1,883,432	90,951
Chevron Corp.	547,795	87,905
Shell PLC (GBP denominated)	2,037,544	74,315
Vista Energy, SAB de CV, Class A (ADR)[1]	1,103,775	49,736
Galp Energia, SGPS, SA, Class B	2,106,148	44,347
Borr Drilling, Ltd. (NOK denominated)	2,650,522	18,011
Borr Drilling, Ltd.[1,5]	2,575,779	17,644
INPEX Corp.	711,500	11,034
Saudi Arabian Oil Co.[5]	938,685	6,905
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,754	4,919
Gazprom PJSC[1,3]	13,623,686	— [4]
Rosneft Oil Co. PJSC[3]	8,335,580	— [4]
		1,628,423
New World Fund — Page 7 of 19

unaudited
Common stocks (continued) Real estate 1.57%	Shares	Value (000)
Macrotech Developers, Ltd.	36,894,999	$579,616
Fibra Uno Administración REIT, SA de CV	77,884,325	98,991
China Resources Mixc Lifestyle Services, Ltd.	29,153,200	82,054
KE Holdings, Inc., Class A (ADR)	5,753,581	79,687
CK Asset Holdings, Ltd.	15,623,500	59,451
American Tower Corp. REIT	156,000	34,383
Longfor Group Holdings, Ltd.	6,784,936	8,717
ALLOS SA, ordinary nominative shares	1,074,770	4,150
		947,049
Utilities 1.28%
ENN Energy Holdings, Ltd.	28,673,195	201,285
Equatorial Energia SA, ordinary nominative shares	31,146,083	179,735
NTPC, Ltd.	18,276,719	91,102
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	5,389,583	84,081
Power Grid Corporation of India, Ltd.	19,504,644	81,328
Engie SA	4,686,541	73,658
Gulf Energy Development PCL, foreign registered	26,920,500	36,302
AES Corp.	1,335,919	23,766
		771,257
Total common stocks (cost: $39,339,147,000)		54,836,583
Preferred securities 0.67% Financials 0.28%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	23,453,707	141,191
Itaú Unibanco Holding SA, preferred nominative shares	4,994,844	29,919
		171,110
Consumer discretionary 0.15%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	1,217,343	91,873
Getir BV, Series D, preferred shares[1,3,6]	103,205	— [4]
		91,873
Real estate 0.13%
QuintoAndar, Ltd., Series E, preference shares[1,3,6]	433,164	60,149
QuintoAndar, Ltd., Series E-1, preference shares[1,3,6]	113,966	15,826
		75,975
Information technology 0.11%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,346,455	62,947
Canva, Inc., Series A, noncumulative preferred shares[1,3,6]	925	987
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,6]	38	40
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,6]	3	3
Canva, Inc., Series A-5, noncumulative preferred shares[1,3,6]	2	2
		63,979
Total preferred securities (cost: $484,295,000)		402,937
New World Fund — Page 8 of 19

unaudited
Rights & warrants 0.03% Consumer discretionary 0.03%	Shares	Value (000)
Midea Group Co., Ltd., warrants, expire 3/19/2025[1,7]	1,934,670	$17,039
Total rights & warrants (cost: $16,453,000)		17,039
Convertible stocks 0.00% Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	92,800	4,150
Total convertible stocks (cost: $4,651,000)		4,150
Bonds, notes & other debt instruments 3.43% Bonds & notes of governments & government agencies outside the U.S. 3.04%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[7]	USD7,900	7,195
Angola (Republic of) 8.00% 11/26/2029[7]	13,202	11,975
Angola (Republic of) 8.75% 4/14/2032[7]	6,950	6,233
Argentine Republic 1.00% 7/9/2029	3,656	2,111
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[8]	32,149	13,499
Argentine Republic 5.00% 1/9/2038 (5.00% on 7/9/2024)	10,333	4,763
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[8]	35,816	14,246
Brazil (Federative Republic of) 10.00% 1/1/2025	BRL87,400	15,380
Brazil (Federative Republic of) 10.00% 1/1/2027	147,000	25,075
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	462,685	80,791
Brazil (Federative Republic of) 10.00% 1/1/2029	148,700	24,691
Brazil (Federative Republic of) 0% 1/1/2030	200,000	19,133
Brazil (Federative Republic of) 10.00% 1/1/2031	148,234	24,070
Brazil (Federative Republic of) 6.00% 8/15/2032[9]	83,033	14,443
Brazil (Federative Republic of) 10.00% 1/1/2033	230,890	36,977
Brazil (Federative Republic of) 6.00% 8/15/2050[9]	84,869	14,447
Chile (Republic of) 5.30% 11/1/2037	CLP7,520,000	7,511
Chile (Republic of) 3.10% 5/7/2041	USD9,265	6,927
China (Peoples Republic of) 2.27% 5/25/2034	CNY98,000	13,738
China (Peoples Republic of) 2.57% 5/20/2054	71,400	10,327
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	456,940	66,993
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	407,410	70,859
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	162,200	25,689
Colombia (Republic of) 3.00% 1/30/2030	USD511	427
Colombia (Republic of) 3.25% 4/22/2032	11,800	9,269
Colombia (Republic of) 5.625% 2/26/2044	2,209	1,726
Colombia (Republic of) 5.00% 6/15/2045	7,251	5,199
Colombia (Republic of) 5.20% 5/15/2049	3,955	2,843
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP26,634,000	5,571
Colombia (Republic of), Series B, 13.25% 2/9/2033	29,638,300	8,342
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]	130,200	9,948
Colombia (Republic of), Series B, 9.25% 5/28/2042	65,483,300	13,364
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	1,736
Czech Republic 1.95% 7/30/2037	CZK300,160	10,296
Dominican Republic 8.625% 4/20/2027[7]	USD4,950	5,153
Dominican Republic 6.00% 7/19/2028[7]	4,360	4,385
Dominican Republic 11.375% 7/6/2029	DOP195,700	3,488
Dominican Republic 4.50% 1/30/2030[7]	USD2,307	2,152
Dominican Republic 13.625% 2/3/2033	DOP126,550	2,522
Dominican Republic 6.00% 2/22/2033[7]	USD3,295	3,271
New World Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.875% 1/30/2060	USD18,230	$15,814
Dominican Republic 5.875% 1/30/2060[7]	10,273	8,912
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,426
Egypt (Arab Republic of) 5.875% 2/16/2031[7]	USD2,350	1,879
Egypt (Arab Republic of) 7.625% 5/29/2032[7]	7,060	5,927
Egypt (Arab Republic of) 7.625% 5/29/2032	2,000	1,679
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	3,789
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,119
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	5,585
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	7,510	5,431
Gabonese Republic 7.00% 11/24/2031	7,500	5,546
Georgia (Republic of) 2.75% 4/22/2026[7]	4,995	4,665
Ghana (Republic of) 7.75% 4/7/2029[7,10]	15,000	7,626
Ghana (Republic of) 8.125% 3/26/2032[10]	16,010	8,225
Honduras (Republic of) 6.25% 1/19/2027	14,463	13,941
Honduras (Republic of) 5.625% 6/24/2030[7]	5,600	4,844
Hungary (Republic of) 6.25% 9/22/2032[7]	6,200	6,499
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF2,811,600	7,948
India (Republic of) 7.32% 11/13/2030	INR640,000	7,808
India (Republic of) 6.54% 1/17/2032	1,280,000	14,971
India (Republic of) 7.18% 7/24/2037	720,000	8,743
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,702
Indonesia (Republic of) 6.625% 2/15/2034	IDR625,845,000	37,725
Indonesia (Republic of) 7.125% 6/15/2038	500,000,000	31,007
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	420,474,000	25,571
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	200,000,000	12,447
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	183,716,000	10,976
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	418,880,000	25,898
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	200,000,000	12,786
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	1,779
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	5,300
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR49,000	10,790
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	32,000	7,077
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	66,000	14,508
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	126,039	30,343
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	7,179
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	3,777
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	77,400	16,684
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,029
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD14,500	14,841
Mongolia (State of) 7.875% 6/5/2029	5,679	5,888
Mongolia (State of) 4.45% 7/7/2031	400	347
Morocco (Kingdom of) 5.95% 3/8/2028[7]	4,231	4,305
Mozambique (Republic of) 9.00% 9/15/2031	9,800	8,363
Nigeria (Republic of) 7.875% 2/16/2032	13,200	11,484
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,269
Oman (Sultanate of) 6.25% 1/25/2031[7]	4,189	4,381
Panama (Republic of) 3.75% 4/17/2026	4,590	4,324
Panama (Republic of) 6.875% 1/31/2036	8,200	8,234
Panama (Republic of) 4.50% 4/16/2050	4,525	3,139
Panama (Republic of) 4.30% 4/29/2053	6,400	4,256
Panama (Republic of) 6.853% 3/28/2054	9,000	8,547
Panama (Republic of) 4.50% 1/19/2063	2,430	1,599
Paraguay (Republic of) 4.70% 3/27/2027	5,500	5,422
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,342
New World Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 3.00% 1/15/2034	USD5,715	$4,737
Peru (Republic of) 5.625% 11/18/2050	1,240	1,232
Peru (Republic of) 3.55% 3/10/2051	4,900	3,564
Peru (Republic of) 2.78% 12/1/2060	10,795	6,218
PETRONAS Capital, Ltd. 3.50% 4/21/2030[7]	3,400	3,186
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	3,400	3,010
Philippines (Republic of) 3.95% 1/20/2040	11,700	10,117
Poland (Republic of) 5.75% 4/25/2029	PLN86,250	22,275
Poland (Republic of) 4.875% 10/4/2033	USD8,680	8,615
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN169,700	40,892
Poland (Republic of), Series 1033, 6.00% 10/25/2033	148,000	39,089
Qatar (State of) 3.75% 4/16/2030[7]	USD6,200	5,972
Romania 2.00% 1/28/2032	EUR18,275	15,844
Romania 5.25% 5/30/2032	7,600	8,165
Romania 2.00% 4/14/2033	7,080	5,893
Romania 6.375% 1/30/2034[7]	USD7,448	7,633
Romania 5.625% 5/30/2037	EUR6,595	6,975
Romania 5.125% 6/15/2048[7]	USD9,300	7,883
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	11,700	11,663
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	29,200	28,747
Senegal (Republic of) 4.75% 3/13/2028	EUR13,200	13,330
Senegal (Republic of) 5.375% 6/8/2037	715	564
South Africa (Republic of) 5.875% 4/20/2032	USD8,700	8,256
South Africa (Republic of) 11.625% 3/31/2053	ZAR220,900	12,284
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	881,900	41,860
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	188,190	9,294
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	859,200	41,286
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	525,500	23,686
Thailand (Kingdom of) 2.875% 12/17/2028	THB238,300	6,858
Thailand (Kingdom of) 3.45% 6/17/2043	286,200	8,520
Turkey (Republic of) 12.60% 10/1/2025	TRY659,300	15,229
Turkey (Republic of) 17.30% 7/19/2028	915,200	20,546
Turkey (Republic of) 5.875% 6/26/2031	USD12,630	11,857
Turkey (Republic of) 4.875% 4/16/2043	11,100	7,985
United Mexican States 4.75% 3/8/2044	13,300	10,935
United Mexican States 3.75% 4/19/2071	10,285	6,343
United Mexican States, Series M, 7.50% 6/3/2027	MXN277,450	14,043
United Mexican States, Series M20, 8.50% 5/31/2029	526,654	26,966
United Mexican States, Series M, 7.75% 5/29/2031	1,945,849	94,301
United Mexican States, Series M, 7.50% 5/26/2033	564,000	26,253
United Mexican States, Series M, 7.75% 11/23/2034	641,152	30,037
United Mexican States, Series M30, 8.50% 11/18/2038	369,000	17,724
United Mexican States, Series M, 8.00% 7/31/2053	213,721	9,291
United Mexican States 4.00% 10/29/2054[9]	266,937	11,802
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	USD2,827	442
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	3,175	550
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	870	120
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	14,640	2,125
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	12,912	1,736
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	12,757	2,005
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	1,448	211
		1,831,610
New World Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 0.39% Financials 0.07%	Principal amount (000)	Value (000)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	USD7,517	$6,819
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	5,200	5,494
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,609
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	8,300	7,801
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	9,000	9,694
XP, Inc. 6.75% 7/2/2029[7]	4,190	4,265
		40,682
Energy 0.06%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	5,585	5,613
Oleoducto Central SA 4.00% 7/14/2027[7]	3,450	3,227
Petroleos Mexicanos 6.875% 8/4/2026	8,024	7,918
Petroleos Mexicanos 6.49% 1/23/2027	6,488	6,266
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,880
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	8,300	5,884
Transportadora de Gas del Sur SA 8.50% 7/24/2031[7]	4,170	4,210
		34,998
Communication services 0.06%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN225,000	11,756
América Móvil, SAB de CV 9.50% 1/27/2031	129,800	6,514
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD4,446	3,004
PLDT, Inc. 2.50% 1/23/2031	2,590	2,210
Tencent Holdings, Ltd. 3.975% 4/11/2029	6,300	6,112
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	7,100	4,846
		34,442
Materials 0.05%
Braskem Idesa SAPI 7.45% 11/15/2029	8,100	6,525
Braskem Idesa SAPI 7.45% 11/15/2029[7]	3,564	2,871
Braskem Idesa SAPI 6.99% 2/20/2032[7]	4,000	3,032
Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	6,038	6,248
CSN Resources SA 8.875% 12/5/2030[7]	6,200	6,251
Sasol Financing USA, LLC 5.50% 3/18/2031	9,400	8,185
		33,112
Utilities 0.05%
Aegea Finance SARL 9.00% 1/20/2031[7]	5,210	5,499
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]	3,363	2,971
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	2,062	1,825
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	394
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[7]	3,679	3,100
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	8,000	8,215
Greenko Dutch BV 3.85% 3/29/2026[7]	4,683	4,484
SAEL Ltd. 7.80% 7/31/2031[7]	1,670	1,692
		28,180
Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,036
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,198
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]	5,700	5,680
New World Fund — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)		Principal amount (000)	Value (000)
MercadoLibre, Inc. 3.125% 1/14/2031		USD8,275	$7,209
Sands China, Ltd. 4.375% 6/18/2030		2,675	2,483
			25,606
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[7]		4,520	3,776
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]		5,465	5,595
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[7]		1,279	1,276
Mexico City Airport Trust 4.25% 10/31/2026		6,200	6,014
			16,661
Consumer staples 0.02%
MARB BondCo PLC 3.95% 1/29/2031[7]		7,700	6,406
MARB BondCo PLC 3.95% 1/29/2031		4,300	3,578
NBM US Holdings, Inc. 6.625% 8/6/2029[6]		6,150	6,101
			16,085
Health care 0.01%
Rede D’Or Finance SARL 4.95% 1/17/2028		702	673
Rede D’Or Finance SARL 4.50% 1/22/2030		6,323	5,699
			6,372
Total corporate bonds, notes & loans			236,138
Total bonds, notes & other debt instruments (cost: $2,221,241,000)			2,067,748
Short-term securities 5.25% Money market investments 4.90%		Shares
Capital Group Central Cash Fund 5.32%[2,11]		29,540,881	2,954,088
Money market investments purchased with collateral from securities on loan 0.31%
Capital Group Central Cash Fund 5.32%[2,11,12]		1,327,848	132,785
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[11,12]		7,500,000	7,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[11,12]		7,500,000	7,500
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[11,12]		7,500,000	7,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[11,12]		7,500,000	7,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[11,12]		7,500,000	7,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[11,12]		7,500,000	7,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[11,12]		7,500,000	7,500
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.22%[11,12]		3,985,226	3,985
			189,270
Bills & notes of governments & government agencies outside the U.S. 0.04%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP800,000	14,182
Nigeria (Republic of) 2/11/2025	18.000	NGN1,403,815	759
Nigeria (Republic of) 2/20/2025	17.782	1,871,755	1,008
Nigeria (Republic of) 2/25/2025	18.036	5,700,647	3,057
New World Fund — Page 13 of 19

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Nigeria (Republic of) 3/6/2025	17.801%	NGN6,400,320	$3,409
Nigeria (Republic of) 3/13/2025	17.900	2,495,670	1,322
Nigeria (Republic of) 3/27/2025	18.586	3,638,793	1,908
			25,645
Total short-term securities (cost: $3,171,430,000)			3,169,003
Total investment securities 100.27% (cost: $45,237,217,000)			60,497,460
Other assets less liabilities (0.27)%			(165,135)
Net assets 100.00%			$60,332,325
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	598	10/3/2024	USD122,810	$948
10 Year Euro-Bund Futures	Short	285	9/10/2024	(41,248)	(1,148)
10 Year Ultra U.S. Treasury Note Futures	Long	183	9/30/2024	21,151	373
30 Year Ultra U.S. Treasury Bond Futures	Long	68	9/30/2024	8,702	260
					$433
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Currency purchased (000)		Currency sold (000)
HUF	7,800,000	USD	21,143	Morgan Stanley	8/7/2024	$274
CZK	292,740	USD	12,623	JPMorgan Chase	8/12/2024	(155)
USD	88,021	MYR	413,059	HSBC Bank	8/15/2024	(2,114)
USD	51,912	EUR	47,650	Morgan Stanley	8/26/2024	277
USD	35,908	ZAR	657,938	Morgan Stanley	8/26/2024	(139)
CZK	325,600	USD	14,036	BNP Paribas	8/26/2024	(161)
TRY	334,000	USD	8,487	Barclays Bank PLC	9/23/2024	1,000
USD	9,575	MXN	174,850	Citibank	9/27/2024	275
USD	14,676	MXN	273,120	Morgan Stanley	9/27/2024	150
						$(593)
New World Fund — Page 14 of 19

unaudited
Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Common stocks 2.32%
Materials 0.07%
Loma Negra Compania Industrial Argentina SA (ADR)[1]	$36,721	$—	$—	$—	$4,896	$41,617	$—
First Quantum Minerals, Ltd.[13]	220,855	250,211	63,513	(26,565)	121,044	—	—
						41,617
Health care 1.42%
Max Healthcare Institute, Ltd.	441,843	180,373	199,418	39,177	200,983	662,958	—
Laurus Labs, Ltd.	141,536	11,391	—	—	41,600	194,527	324
						857,485
Financials 0.83%
PB Fintech, Ltd.[1]	14,916	320,643	—	—	167,819	503,378	—
Total common stocks						1,402,480
Short-term securities 5.12%
Money market investments 4.90%
Capital Group Central Cash Fund 5.32%[11]	2,598,930	8,073,923	7,719,058	370	(77)	2,954,088	103,756
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 5.32%[11,12]	43,724	89,061 [14]				132,785	— [15]
Total short-term securities						3,086,873
Total 7.44%				$12,982	$536,265	$4,489,353	$104,080
New World Fund — Page 15 of 19

unaudited
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,3]	5/26/2021	$69,742	$60,149	.10%
QuintoAndar, Ltd., Series E-1, preference shares[1,3]	12/20/2021	23,284	15,826.03
Canva, Inc.[1,3]	8/26/2021-11/4/2021	18,022	11,277.02
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	1,577	987	.00 [16]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	65	40	.00 [16]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	5	3	.00 [16]
Canva, Inc., Series A-5, noncumulative preferred shares[1,3]	11/4/2021	3	2	.00 [16]
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,967	6,101.01
Getir BV, Series D, preferred shares[1,3]	5/27/2021	46,500	— [4]	.00 [16]
Total		$165,165	$94,385	.16%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was on loan. The total value of all such securities was $288,451,000, which represented .48% of the net assets of the fund.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $94,385,000, which represented .16% of the net assets of the fund.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,602,000, which represented .40% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 7/31/2024.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2024. Refer to the investment portfolio for the security value at 7/31/2024.
[14]	Represents net activity.
[15]	Dividend income is included with securities lending income and is not shown in this table.
[16]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $276,032,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $230,921,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,502,974	$7,288,937	$— *	$9,791,911
Information technology	4,049,439	5,313,108	11,277	9,373,824
Industrials	1,816,991	4,933,460	—	6,750,451
Consumer discretionary	2,174,084	4,196,336	—	6,370,420
Health care	2,365,689	3,614,280	—	5,979,969
Communication services	2,096,491	3,133,328	—	5,229,819
Consumer staples	933,357	3,309,970	—	4,243,327
Materials	2,301,695	1,448,438	— *	3,750,133
Energy	543,020	1,085,403	— *	1,628,423
Real estate	217,211	729,838	—	947,049
Utilities	287,582	483,675	—	771,257
Preferred securities	171,110	154,820	77,007	402,937
Rights & warrants	—	17,039	—	17,039
Convertible stocks	4,150	—	—	4,150
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,831,610	—	1,831,610
Corporate bonds, notes & loans	—	236,138	—	236,138
Short-term securities	3,143,358	25,645	—	3,169,003
Total	$22,607,151	$37,802,025	$88,284	$60,497,460

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,581	$—	$—	$1,581
Unrealized appreciation on open forward currency contracts	—	1,976	—	1,976
Liabilities:
Unrealized depreciation on futures contracts	(1,148)	—	—	(1,148)
Unrealized depreciation on open forward currency contracts	—	(2,569)	—	(2,569)
Total	$433	$(593)	$—	$(160)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
New World Fund — Page 18 of 19

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-036-0924
New World Fund — Page 19 of 19